Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Non-trade payables	₩ 5,207,165	₩ 4,981,300
Accrued expenses	1,267,700	1,234,023
Operating deposits	880,810	818,603
Others	217,851	212,823
Less: non-current	(816,356)	(1,064,099)
Current	₩ 6,757,170	₩ 6,182,650